INTANGIBLE FIXED ASSETS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	£ 368
Impairment of intangible assets	535
Balance at the end	5,604	£ 368
Goodwill at the end	80
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	671	671
Additions	18,296
Disposals	(12,792)
Balance at the end	6,175	671
Goodwill, additions	80
Goodwill at the end	80
Accumulated depreciation, amortization and impairment [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(303)	(189)
Foreign exchange movement	9
Impairment of intangible assets	535
Fair value gain	(414)
Amortization charged during the period	138	114
Balance at the end	(571)	(303)
Digital Assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	5,303
Digital Assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	18,216
Disposals	(12,792)
Balance at the end	5,424
Digital Assets | Accumulated depreciation, amortization and impairment [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment of intangible assets	535
Fair value gain	(414)
Balance at the end	(121)
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	221
Website | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	671	671
Balance at the end	671	671
Website | Accumulated depreciation, amortization and impairment [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(303)	(189)
Foreign exchange movement	9
Amortization charged during the period	138	114
Balance at the end	£ (450)	£ (303)